Trade and other receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Trade receivables	€ 150	€ 0
Prepayments	767	313
Value added tax receivables	€ 2,737	€ 1,321